Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets
	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with change in profit or loss	—	—	—	6,353
Financial assets at fair value with change in other comprehensive income	269,031	2,326,484	—	2,595,342
Hedging derivatives (*)	38,169,894	—	20,038,433	30,789,703
Non- hedging derivatives	41,022	36,086	402,716	—
Financial assets measured at amortized cost	84,580	—	82,127	—
Total	38,564,527	2,362,570	20,523,276	33,391,398

(*)See Note 21.2.a.